Risk management section (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Exposure classes: ING Bank portfolio per risk category, as % of total regulatory EAD

Exposure classes: ING Bank portfolio per risk category, as % of total regulatory EAD
	Lending		Investment		Money Market		Pre-Settlement		Total		Total (ALL)
2017	AIRB	SA	AIRB	SA	AIRB	SA	AIRB	SA	AIRB	SA	AIRB + SA

Sovereigns	1.8%	0.2%	7.0%	0.1%	2.4%	0.1%	0.4%	0.0%	11.6%	0.4%	12.0%
Institutions	3.9%	0.6%	1.1%	0.0%	0.3%	0.0%	3.8%	0.1%	9.2%	0.6%	9.8%
Corporate	33.7%	0.8%	0.4%	0.0%	0.1%	0.0%	1.3%	0.0%	35.5%	0.8%	36.3%
Residential mortgages	33.4%	1.9%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	33.4%	1.9%	35.3%
Other retail	4.5%	1.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.5%	1.3%	5.8%
Securitisation	0.2%	0.0%	0.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.8%	0.0%	0.8%

Total	77.6%	4.7%	9.1%	0.1%	2.7%	0.2%	5.5%	0.1%	94.9%	5.1%	100.0%

Exposure classes: ING Bank portfolio per risk category, as % of total regulatory EAD
	Lending		Investment		Money Market		Pre-Settlement		Total		Total (ALL)
2016	AIRB	SA	AIRB	SA	AIRB	SA	AIRB	SA	AIRB	SA	AIRB + SA
Sovereigns	2.2%	0.0%	7.9%	0.1%	1.7%	0.2%	0.2%	0.0%	12.0%	0.3%	12.3%
Institutions	3.1%	0.3%	1.8%	0.0%	0.4%	0.0%	4.9%	0.1%	10.2%	0.3%	10.5%
Corporate	32.8%	1.4%	0.4%	0.0%	0.1%	0.0%	1.7%	0.0%	35.0%	1.5%	36.5%
Residential mortgages	33.4%	0.9%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	33.4%	0.9%	34.3%
Other retail	4.2%	1.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	1.4%	5.6%
Securitisation	0.1%	0.0%	0.6%	0.0%	0.0%	0.0%	0.1%	0.0%	0.8%	0.0%	0.8%

Total	75.8%	4.0%	10.8%	0.1%	2.1%	0.2%	6.9%	0.1%	95.6%	4.4%	100.0%

Risk classes per line of business, as % of total outstandings

Risk classes: ING Bank portfolio per line of business, as % of total outstandings [1,2,3]
					Retail Challengers &
	Wholesale Banking		Retail Benelux		Growth Markets		Corporate Line		Total
Rating class	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
1 (AAA)	6.0%	7.1%	0.2%	0.2%	7.3%	7.3%	57.5%	42.7%	5.5%	5.5%
2-4 (AA)	11.4%	11.9%	3.1%	5.7%	16.3%	16.1%	0.1%	0.3%	10.1%	11.0%
5-7 (A)	20.2%	18.9%	8.2%	4.2%	19.8%	15.0%	4.8%	3.9%	16.4%	13.4%
8-10 (BBB)	27.5%	27.0%	42.3%	34.5%	28.1%	32.7%	26.7%	7.5%	31.9%	30.5%
11-13 (BB)	26.9%	26.5%	34.6%	43.2%	21.0%	21.5%	8.3%	42.2%	27.3%	30.3%
14-16 (B)	5.2%	5.5%	7.1%	7.5%	5.6%	5.6%	0.0%	0.0%	5.8%	6.1%
17-22 (CCC & NPL)	2.8%	3.0%	4.5%	4.7%	1.9%	1.8%	2.6%	3.5%	3.0%	3.2%

Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

[1]	Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]	Covered bonds are presented on the basis of the external credit rating of the issuer in question. Covered bond issues generally possess a better external credit rating than the issuer standalone, given structural features of such covered bonds.
[3]	Outstandings (OS) split per business line: Wholesale Banking (EUR 335 billion OS), Retail Benelux (EUR 225 billion OS), Retail Challengers & Growth Markets (EUR 201 billion OS), Corporate Line (EUR 12 billion OS).

Risk classes: ING Bank portfolio per credit risk type, as % of total outstandings1

Risk classes: ING Bank portfolio per credit risk type, as % of total outstandings[1,2]
	Lending		Investment		Money Market		Pre-settlement		Total
Rating class	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
1 (AAA)	1.8%	1.9%	29.7%	28.3%	22.6%	14.5%	5.4%	3.4%	5.5%	5.5%
2-4 (AA)	4.5%	5.2%	39.6%	40.4%	58.8%	50.4%	14.0%	14.8%	10.1%	11.0%
5-7 (A)	14.2%	10.1%	17.6%	16.9%	7.3%	14.0%	49.0%	47.5%	16.4%	13.4%
8-10 (BBB)	36.6%	35.3%	9.6%	6.9%	3.0%	4.2%	19.4%	23.3%	31.9%	30.5%
11-13 (BB)	32.2%	36.0%	3.3%	7.2%	7.9%	15.4%	10.2%	9.1%	27.3%	30.3%
14-16 (B)	7.0%	7.5%	0.0%	0.2%	0.4%	1.5%	1.4%	1.5%	5.8%	6.1%
17-22 (CCC & NPL)	3.7%	4.0%	0.2%	0.1%	0.0%	0.0%	0.6%	0.4%	3.0%	3.2%

Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

[1]	Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]	Covered bonds are presented on the basis of the external credit rating of the issuer in question. Covered bond issues generally possess a better external credit rating than the issuer standalone, given structural features of such covered bonds.

Risk concentration: ING Bank portfolio per economic sector, as % of total outstandings

Risk concentration: ING Bank portfolio per economic sector, as % of total outstandings [1]
	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Industry	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Private Individuals	0.0%	0.0%	72.6%	73.4%	72.6%	68.8%	0.0%	0.0%	40.1%	39.5%
Commercial Banks	14.7%	14.8%	0.1%	0.2%	4.9%	6.5%	40.1%	56.4%	8.3%	8.8%
Natural Resources	15.7%	15.0%	0.4%	0.4%	0.6%	0.7%	0.0%	0.0%	7.1%	6.8%
Real Estate	10.8%	10.2%	5.1%	4.7%	1.0%	0.9%	0.0%	0.0%	6.4%	6.0%
Central Governments	8.7%	9.9%	1.1%	0.9%	4.9%	5.6%	26.4%	36.3%	5.8%	6.5%
Non-Bank Financial Institutions	9.7%	10.4%	1.0%	0.9%	1.2%	3.2%	6.5%	7.3%	4.9%	5.7%
Transportation & Logistics	7.3%	8.0%	1.2%	1.1%	0.4%	0.4%	0.0%	0.0%	3.6%	3.9%
Central Banks	4.7%	5.1%	0.1%	0.1%	1.9%	1.6%	27.0%	0.0%	3.0%	2.7%
Services	3.7%	3.2%	4.0%	3.6%	0.6%	0.6%	0.0%	0.0%	2.9%	2.6%
Food, Beverages & Personal Care	3.8%	3.7%	2.2%	2.1%	1.3%	1.3%	0.0%	0.0%	2.6%	2.6%
Lower Public	1.1%	1.2%	2.2%	2.8%	5.8%	5.6%	0.0%	0.0%	2.6%	2.8%
Administration
General Industries	4.0%	3.4%	1.6%	1.5%	1.5%	1.5%	0.0%	0.0%	2.6%	2.3%
Chemicals, Health & Pharmaceuticals	2.5%	2.4%	2.8%	2.8%	0.7%	0.7%	0.0%	0.0%	2.1%	2.1%
Other	13.3%	12.7%	5.6%	5.5%	2.6%	2.6%	0.0%	0.0%	8.0%	7.7%

Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

[1]	Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors below 2% are not shown separately but grouped in Other.

Country risk exposures: ING Bank portfolio, by geographic area

Country risk exposures: ING Bank portfolio, by geographic area [1]
		Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Region		2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Europe	Netherlands	12.8%	14.2%	62.3%	65.5%	0.2%	0.5%	64.4%	50.6%	24.0%	25.7%
	Germany	5.7%	5.4%	0.2%	0.2%	46.0%	44.4%	0.3%	0.1%	13.8%	13.3%
	Belgium	6.8%	6.2%	35.1%	32.1%	0.3%	0.5%	0.0%	0.0%	12.9%	12.0%
	Rest of Europe²	41.0%	40.8%	2.2%	2.0%	34.4%	35.5%	0.6%	0.2%	28.3%	28.2%
Americas		19.5%	19.5%	0.1%	0.1%	1.2%	1.5%	0.1%	0.1%	9.5%	9.5%
Asia/Pacific		11.9%	11.6%	0.1%	0.1%	0.1%	0.1%	34.5%	48.8%	6.1%	6.0%
Australia		1.4%	1.3%	0.0%	0.0%	17.8%	17.5%	0.1%	0.2%	5.0%	4.8%
Rest of World		0.9%	1.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.4%	0.5%

Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

[1]	Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.
[2]	The top 5 exposures within Rest of Europe are to the United Kingdom (3.8%), Poland (3.8%), France (3.2%), Spain (3.1%) and Italy (2.4%).

Cover values including guarantees received

Cover values including guarantees received - Total ING Bank - 2017
		Cover type					Value to Loan
	Outstandings	Mortgages	Eligible Financial Collateral	Other CRR/ CRDIV eligible	Guarantees	Non CRR/ CRD IV eligible	No Cover	Partially covered	Fully covered
Consumer Lending	308,349	512,709	3,680	338	25,130	38,551	6.3%	9.3%	84.4%
Business Lending	320,153	134,667	15,185	99,569	90,777	128,985	35.3%	24.1%	40.6%
Investment and Money Market	100,450		59	117	522		99.5%	0.4%	0.2%

Total Lending, Investment and Money Market	728,951	647,376	18,923	100,024	116,429	167,536	31.9%	14.6%	53.6%
Pre-settlement [1]	44,685

Total Bank	773,636	647,376	18,923	100,024	116,429	167,536	31.9%	14.6%	53.6%

[1]	More information on the credit risk mitigants can be found in the Pre-settlement section.

Cover values including guarantees received - Total ING Bank - 2016
		Cover type					Value to Loan
	Outstandings	Mortgages	Eligible Financial Collateral	Other CRR/ CRDIV eligible	Guarantees	Non CRR/ CRD IV eligible	No Cover	Partially covered	Fully covered
Consumer Lending	304,448	486,156	3,494	391	25,846	34,839	5.6%	14.3%	80.1%
Business Lending	310,395	128,578	17,004	89,204	98,559	132,672	33.6%	28.1%	38.3%
Investment and Money Market	110,218				989		99.1%	0.3%	0.6%

Total Lending, Investment and Money Market	725,061	614,734	20,498	89,595	125,395	167,511	31.8%	18.1%	50.1%
Pre-settlement [1]	50,003

Total Bank	775,065	614,734	20,498	89,595	125,395	167,511	31.8%	18.1%	50.1%

[1]	More information on the credit risk mitigants can be found in the Pre-settlement section.

Consumer lending portfolio – cover values

The below tables show the values of different covers and the VTL split between performing and non-performing loans.

Cover values including guarantees received - Consumer lending portfolio – 2017
		Cover type					Value to Loan
	Outstandings	Mortgages	Eligible Financial Collateral	Other CRR/CRD IV eligible	Guarantees	Non CRR/CRD IV eligible	No Cover	>0% –25%	>25% –50%	>50% –75%	>75% –<100%	≥ 100%
Performing
Residential Mortgages (Private Individuals)	277,776	500,753	2,980	116	23,597	32,104	0.0%	0.0%	0.1%	1.2%	8.5%	90.2%
Residential Mortgages (SME) ¹	4,882	7,411	68	67	155	1,342	0.0%	0.4%	1.2%	1.6%	7.7%	89.1%
Other Consumer Lending	21,791	246	604	142	1,147	4,384	84.6%	0.3%	0.1%	0.2%	0.7%	14.1%

Total Performing	304,449	508,409	3,652	325	24,900	37,830	6.1%	0.1%	0.1%	1.1%	7.9%	84.7%
Non-performing
Residential Mortgages (Private Individuals)	2,883	4,046	26	4	211	646	0.8%	0.2%	0.6%	4.1%	18.9%	75.4%
Residential Mortgages (SME) ¹	159	249	0	5	10	21	0.7%	1.9%	0.6%	1.8%	10.7%	84.2%
Other Consumer Lending	857	6	1	4	9	53	95.6%	0.3%	0.1%	0.2%	0.7%	3.0%

Total Non-performing	3,900	4,300	27	13	230	720	21.6%	0.3%	0.5%	3.1%	14.6%	59.9%

Total Consumer Lending	308,349	512,709	3,680	338	25,130	38,551	6.3%	0.1%	0.1%	1.1%	8.0%	84.4%

[1]	Consists mainly of residential mortgages to small one man business clients

Cover values including guarantees received - Consumer lending portfolio – 2016
		Cover type					Value to Loan
	Outstandings	Mortgages	Eligible Financial Collateral	Other CRR/CRD IV eligible	Guarantees	Non CRR/ CRD IV eligible	No Cover	>0% –25%	>25% –50%	>50% –75%	>75% – <100%	≥ 100%
Performing
Residential Mortgages (Private Individuals)	276,412	473,271	2,754	136	24,664	29,421	0.0%	0.1%	0.1%	1.4%	13.4%	85.0%
Residential Mortgages (SME) ¹	4,439	6,911	62	70	145	827	0.0%	0.4%	0.4%	1.3%	8.6%	89.3%

Other Consumer Lending	19,448	1,599	647	167	761	3,939	83.6%	0.3%	0.2%	0.3%	1.0%	14.6%

Total Performing	300,299	481,781	3,463	373	25,570	34,187	5.4%	0.1%	0.1%	1.3%	12.5%	80.6%
Non-performing
Residential Mortgages (Private Individuals)	3,197	4,097	29	5	255	567	0.5%	0.3%	0.8%	6.1%	27.4%	64.9%
Residential Mortgages (SME) ¹	176	265	1	10	10	25	0.8%	0.3%	1.1%	2.1%	13.4%	82.3%

Other Consumer Lending	776	13	1	3	11	60	94.1%	0.4%	0.2%	0.3%	1.1%	3.9%

Total Non-performing	4,149	4,375	31	18	276	652	18.0%	0.3%	0.7%	4.8%	21.9%	54.3%

Total Consumer Lending	304,448	486,156	3,494	391	25,846	34,839	5.6%	0.1%	0.1%	1.4%	12.7%	80.1%

[1]	Consists mainly of residential mortgages to small one man business clients

Business lending per economic sector

Cover values including guarantees received - Business lending portfolio – 2017
		Cover type					Value to Loan
Industry	Outstandings	Mortgages	Eligible Financial Collateral	Other CRR/CRD IV eligible	Guarantees	Non CRR/ CRD IV eligible	No Cover	>0% –25%	>25% –50%	>50% –75%	>75% – <100%	≥ 100%
Natural Resources	50,754	1,090	2,359	20,529	16,162	18,501	32.6%	12.4%	10.5%	10.7%	9.2%	24.6%
Real Estate	49,098	81,749	1,641	1,363	7,179	8,084	6.4%	1.1%	0.9%	3.2%	9.3%	79.2%
Transportation & Logistics	26,352	3,151	139	21,428	6,983	7,734	19.2%	5.0%	1.3%	4.5%	12.9%	57.2%
Commercial Banks	26,265	324	126	2,370	1,624	746	86.2%	1.1%	0.2%	1.0%	2.3%	9.1%
Services	21,369	8,747	2,800	4,318	7,148	12,315	34.8%	4.0%	4.2%	5.8%	9.1%	42.1%
Food, Beverages & Personal Care	18,739	7,170	269	7,791	7,529	15,287	26.2%	4.2%	5.2%	10.7%	11.6%	42.1%
General Industries	18,711	4,676	210	6,529	6,152	12,169	36.9%	3.4%	6.0%	7.7%	8.5%	37.5%
Non-Bank Financial Institutions	17,394	1,774	5,362	13,018	5,070	10,255	36.4%	6.2%	5.0%	8.9%	2.6%	41.0%
Chemicals, Health & Pharmaceuticals	14,905	8,159	240	3,381	3,171	7,239	36.3%	2.6%	3.3%	7.6%	12.1%	38.0%
Builders & Contractors [1]	14,242	6,517	230	4,789	4,535	7,886	35.4%	4.2%	5.0%	6.0%	8.9%	40.4%
Utilities	13,503	777	911	4,134	3,920	6,325	39.7%	8.7%	3.3%	4.8%	6.4%	37.1%
Others [2]	48,821	10,534	899	9,918	21,302	22,444	49.7%	5.3%	4.4%	4.4%	8.3%	27.9%

Total Business Lending	320,153	134,667	15,185	99,569	90,777	128,985	35.3%	5.2%	4.3%	6.1%	8.6%	40.6%
of which Total Non-performing	8,531	4,132	441	3,261	2,947	2,877	0.23	3.9%	6.1%	7.3%	17.0%	42.4%

[1]	In 2017 the sector ‘builders and constructors’ is shown seperately.
[2]	‘Others’ comprises industries with outstandings below EUR 13 billion.

Cover values including guarantees received - Business lending portfolio – 2016
		Cover type					Value to Loan
Industry	Out- standings	Mort- gages	Eligible Financial Collateral	Other CRR/CRD IV eligible	Guarantees	Non CRR/ CRD IV eligible	No Cover	>0% –25%	>25% –50%	>50% –75%	>75% – <100%	≥ 100%
Natural Resources	50,402	3,810	3,399	19,543	20,014	23,022	22.2%	8.7%	15.3%	15.1%	15.5%	23.2%
Real Estate	45,974	72,471	1,685	1,166	7,610	8,534	5.7%	1.5%	1.4%	4.8%	12.5%	74.1%
Transportation & Logistics	28,168	3,336	405	22,486	9,125	8,475	19.0%	3.7%	3.2%	5.6%	14.6%	53.9%
Commercial Banks	22,025	336	220	1,622	1,732	1,039	86.7%	1.9%	1.3%	0.7%	1.4%	8.0%
Services	19,252	9,010	1,389	5,420	6,034	10,369	32.4%	3.4%	5.0%	7.5%	10.9%	40.8%
Food, Beverages & Personal Care	18,158	6,942	611	7,459	6,813	15,678	26.9%	3.4%	5.8%	11.1%	13.3%	39.5%
Non-Bank Financial Institutions	17,211	1,885	6,060	5,338	7,268	9,075	35.5%	8.7%	6.0%	7.0%	6.1%	36.7%
General Industries	17,082	4,988	278	5,852	6,658	11,781	31.5%	3.8%	7.3%	6.8%	9.6%	41.0%
Chemicals, Health & Pharmaceuticals	14,732	7,636	227	3,458	3,342	7,233	34.7%	3.1%	5.6%	10.6%	12.5%	33.5%
Utilities	13,160	1,359	1,167	3,309	4,306	7,354	40.9%	5.8%	2.9%	3.4%	6.1%	40.9%
Others ¹	64,231	16,805	1,563	13,551	25,657	30,112	51.3%	2.5%	5.2%	5.5%	8.3%	27.2%

Total Business Lending	310,395	128,578	17,004	89,204	98,559	132,672	33.6%	4.1%	5.9%	7.4%	10.6%	38.3%
of which Total Non-performing	9,438	4,352	293	3,210	3,961	3,705	24.1%	4.4%	6.4%	14.2%	13.8%	37.2%

[1]	‘Others’ comprises industries with outstandings below EUR 13 billion.

Business lending per region

Cover values including guarantees received - Business lending portfolio – 2017
			Cover type					Value to Loan
	Region	Out- standings	Mort- gages	Eligible Financial Collateral	Other CRR/CRD IV eligible	Guaran- tees	Non CRR/ CRD IV eligible	No Cover	>0% –25%	>25% –50%	>50% –75%	>75% – <100%	≥ 100%
	Africa	2,713	10	60	238	2,007	608	26.0%	3.7%	3.2%	9.0%	19.8%	38.2%
	America	40,603	4,819	4,504	29,677	6,712	18,799	35.0%	3.5%	5.0%	7.4%	8.4%	40.7%
	Asia	41,100	670	1,343	12,319	15,126	9,061	45.8%	10.2%	6.1%	6.4%	4.7%	26.9%
	Australia	5,578	4,266	49	1,018	685	857	34.8%	1.3%	3.4%	4.6%	7.3%	48.6%
	Belgium	46,993	32,474	1,280	6,483	18,514	27,670	27.5%	1.9%	2.7%	4.7%	6.4%	56.8%
Europe	Germany	11,952	2,067	41	575	1,485	3,400	56.3%	4.6%	4.3%	4.3%	3.6%	26.8%
	Netherlands	62,391	51,973	2,406	24,229	8,233	13,005	26.5%	2.8%	3.5%	7.7%	15.1%	44.3%
	Rest of Europe	108,822	38,389	5,502	25,029	38,014	55,585	37.8%	6.9%	4.7%	5.3%	7.6%	37.7%

	Total Business Lending	320,153	134,667	15,185	99,569	90,777	128,985	35.3%	5.2%	4.3%	6.1%	8.6%	40.6%
	of which Non-performing	8,531	4,132	441	3,261	2,947	2,877	23.2%	3.9%	6.1%	7.3%	17.0%	42.4%

Cover values including guarantees received - Business lending portfolio – 2016
			Cover type					Value to Loan
Region		Out- standings	Mort- gages	Eligible Financial Collateral	Other CRR/CRD IV eligible	Guaran- tees	Non CRR/ CRD IV eligible	No Cover	>0% –25%	>25% –50%	>50% –75%	>75% – <100%	≥ 100%
Africa		2,533	14	158	922	2,142	645	17.5%	10.7%	5.2%	10.8%	22.6%	33.2%
America		40,096	5,484	4,416	21,080	10,090	21,611	35.8%	4.8%	4.8%	6.7%	12.6%	35.3%
Asia		39,455	1,087	1,395	12,182	17,381	9,643	37.2%	7.2%	10.1%	7.9%	9.9%	27.7%
Australia		5,394	3,603	11	947	885	769	24.3%	9.4%	5.6%	1.0%	8.2%	51.5%
	Belgium	44,815	30,807	1,655	6,287	18,249	27,038	28.7%	2.2%	2.9%	4.2%	7.2%	54.8%
Europe	Germany	8,777	1,587	300	688	1,402	3,191	51.8%	2.7%	2.5%	5.2%	1.1%	36.7%
	Netherlands	63,597	47,941	3,007	23,451	7,990	14,849	26.5%	2.2%	4.5%	11.7%	18.0%	37.1%
	Rest of Europe	105,728	38,055	6,062	23,647	40,420	54,926	37.2%	4.3%	7.2%	6.6%	8.0%	36.7%

Total Business Lending		310,395	128,578	17,004	89,204	98,559	132,672	33.6%	4.1%	5.9%	7.4%	10.7%	38.3%
of which Non-performing		9,438	4,352	293	3,210	3,961	3,705	24.1%	4.4%	6.4%	14.2%	13.8%	37.1%

Pre-settlement portfolio

Pre-settlement portfolio
		2017				2016
Region		Gross MtM before netting and collateral	MtM after netting	MtM after netting and collateral	Outstandings	Gross MtM before netting and collateral	MtM after netting	MtM after netting and collateral	Outstandings
Africa		107	96	85	119	84	49	47	89
America		21,296	10,864	6,846	7,690	20,866	10,891	6,549	9,241
Asia		7,150	3,663	3,020	3,542	8,318	4,743	3,558	3,918
Australia		483	264	241	532	537	303	228	492
	Belgium	5,165	3,761	2,880	2,215	5,463	3,368	2,871	2,455
	Germany	4,481	2,091	1,397	2,264	5,300	2,757	1,842	3,479
Europe	Netherlands	6,701	4,174	2,771	4,062	9,146	5,859	3,741	4,848
	Rest of Europe	104,788	22,404	17,637	24,260	124,173	31,656	26,648	25,481

Total Pre-settlement		150,171	47,316	34,877	44,685	173,887	59,626	45,484	50,003
of which Non-performing		23	25	25	29	37	36	36	36

Credit quality: ING Bank portfolio, outstandings

Credit quality: ING Bank portfolio, outstandings
	2017	2016
Neither past due nor non-performing	756,803	757,498
Consumer lending past due but performing (1–90 days)	4,352	3,970
Non-performing [1]	12,481	13,597

Total	773,636	775,065

[1]	Based on lending and investment activities

Aging analysis (past due but performing)

Aging analysis (past due but performing): ING Bank consumer lending portfolio, outstandings [1]
	2017	2016
Past due for 1–30 days	3,464	3,368
Past due for 31–60 days	724	532
Past due for 61–90 days	163	70

Total	4,352	3,970

[1]	Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.
Aging analysis (past due but performing): ING Bank consumer lending portfolio by geographic area, outstandings [1]
				2017	2016
Region		Residential Mortgages	Other retail	Total	Total
Africa		1	0	1	1
America		3	0	3	2
Asia		1	0	1	2
Australia		251	0	251	540
Europe	Belgium	1,123	547	1,671	1,444
	Germany	407	89	497	251
	Netherlands	1,028	35	1,062	947
	Rest of Europe	411	455	866	783

Total		3,225	1,127	4,352	3,970

[1]	Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.

Non-performing Loans

The table below represents the breakdown by industry of credit risk outstanding for lending and investment positions that have been classified as non-performing.

Non-performing Loans: ING Bank portfolio, outstandings by economic sector
Industry	2017	2016
Private Individuals	4,094	4,382
Natural Resources	1,742	1,387
Real Estate	1,523	1,808
Transportation & Logistics	983	1,056
Builders & Contractors	863	955
General Industries	612	710
Services	578	689
Food, Beverages & Personal Care	570	705
Other ¹	1,516	1,905

Total	12,481	13,597

[1]	Economic sectors not specified in above overview are grouped in Other.

Provisions: ING Bank portfolio

Provisions: ING Bank portfolio [1,2]
	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Total ING Bank
	2017	2016	2017	2016	2017	2016	2017	2016
Opening Balance	2,147	2,371	1,884	2,199	1,277	1,216	5,308	5,786
Amounts written off	–566	–625	–519	–681	–194	–188	–1,279	–1,494
Recoveries of amounts written off	3	49	53	38	3	7	59	94
Net addition to loan loss provisions	284	367	117	347	274	260	676	974
Exchange rate or other movements	–92	–15	–2	–19	–42	–18	–136	–52

Closing Balance	1,776	2,147	1,533	1,884	1,318	1,277	4,628	5,308

[1]	At the end of 2017, the stock of provisions included provisions for amounts due from banks: EUR 8 million (2016: EUR 11 million).
[2]	Includes EUR 104 million provisions for contingent liabilities (2016: EUR 119 million).

Summary Forborne assets

ING Bank: Summary Forborne assets [1]
	2017				2016
Business Line	Forborne assets	Of which: Performing	Of which: Non-Performing	% of total portfolio	Forborne assets	Of which: Performing	Of which: Non-Performing	% of total portfolio
Wholesale Banking	6,162	2,776	3,386	2.1%	7,776	3,978	3,799	2.7%
Retail Banking	5,657	3,074	2,583	1.3%	7,104	3,944	3,159	1.7%

Total	11,819	5,849	5,969	1.6%	14,880	7,922	6,958	2.1%

[1]	Undrawn commitments are excluded.

Wholesale Banking: Forborne assets by geographical area [1]
		2017			2016
Region		Forborne assets	Of which: Performing	Of which: Non-Performing	Forborne assets	Of which: Performing	Of which: Non-Performing
	Netherlands	1,593	816	777	2,200	1,100	1,100
	Belgium	223	105	118	245	103	142
Europe	Germany	45	23	22	41	13	28
	Rest of Europe	2,456	867	1,589	3,016	1,496	1,521
Africa		156	84	72	197	112	85
America		1,212	584	628	1,387	709	678
Asia		428	291	137	663	445	218
Australia		49	7	42	27	0	27

Total		6,162	2,776	3,386	7,776	3,978	3,799

[1]	Undrawn commitments are excluded.

Wholesale Banking: Forborne assets by economic sector [1]
	2017			2016
Industry	Forborne assets	Of which: Performing	Of which: Non-Performing	Forborne assets	Of which: Performing	Of which: Non-Performing
Natural Resources	1,995	743	1,251	2,385	1,232	1,152
Real Estate	1,467	824	643	1,775	1,015	759
Transportation & Logistics	988	398	590	1,319	685	634
Builders & Contractors	435	174	261	429	269	160
General Industries	329	140	189	411	112	299
Services	289	137	151	414	198	216
Food, Beverages & Personal Care	199	139	60	207	141	66
Utilities	177	9	168	259	58	201
Retail	82	56	26	49	18	31
Chemicals, Health & Pharmaceuticals	56	52	4	76	65	11
Non-Bank Financial Institutions	51	49	3	12	7	5
Telecom	39	14	25	152	39	114
Other	55	40	15	290	139	150

Total	6,162	2,776	3,386	7,776	3,978	3,799

[1]	Undrawn commitments are excluded.

Retail Banking: Forborne assets by geographical area [1]
		2017			2016
Region		Forborne assets	Of which: Performing	Of which: Non-Performing	Forborne assets	Of which: Performing	Of which: Non-Performing
Europe	Netherlands	3,036	1,727	1,309	4,301	2,395	1,906
	Belgium	1,096	399	697	1,139	418	721
	Germany	541	432	109	644	511	132
	Rest of Europe	639	342	297	651	335	317
Africa		1	0	1	1	0	1
America		1	0	1	3	0	2
Asia		2	2	0	1	0	1
Australia		342	172	170	364	285	79

Total		5,657	3,074	2,583	7,104	3,944	3,159

[1]	Undrawn commitments are excluded.

Net Interest Income (NII) at Risk

NII-at-Risk banking books per business - year 1

	2017		2016
	Ramped,	unfloored	Instantaneous,	floored
	parallel ▼	parallel ▲	parallel ▼	+100 bps
By business
Wholesale Banking	–185	201	–15	138
Retail Banking Benelux	17	–48	–73	–88
Retail Challengers & Growth Markets	101	–133	20	58
Corporate Line Banking	–24	13	8	116

Total	–91	33	–60	224

The NII-at-Risk is mainly influenced by the sensitivity of savings to interest rate movements due to pass through rate differences between savings rates and investment yields and is partially offset by the sensitivity of mortgages. The investment of own funds only impacts the Earnings sensitivity marginally, as only a relatively small part has to be (re)invested within the 1-year horizon.

NII-at-Risk banking book per currency - year 1

	2017		2016
	Ramped,	unfloored	Instantaneous,	floored
	parallel ▼	parallel ▲	parallel ▼	+100 bps
By currency
Euro	–83	9	–54	186
US Dollar	10	–20	–14	19
Other	–19	44	8	19

Total	–91	33	–60	224

Net Present Value (NPV) at Risk

NPV-at-Risk banking books per business

	2017		2016
		unfloored		floored
	parallel ▼	parallel ▲	parallel ▼	+100 bps
By business
Wholesale Banking	309	–184	–157	–19
Retail Banking Benelux	–492	–468	–224	–287
Retail Challengers & Growth Markets	–368	–17	328	–435
Corporate Line Banking	1,476	–1,404	115	–1,186

Total	926	–2,073	61	–1,926

NPV-at-Risk banking books per accounting category

	2017		2016
		unfloored		floored
	parallel ▼	parallel ▲	parallel ▼	+100 bps
By accounting category
Amortised costs	–2,390	1,052	114	248
Available for Sale	2,839	–2,719	115	–2,153
Fair value through profit and loss	476	–406	–168	–21

Total	926	–2,073	61	–1,926

Basis Point Value (BPV)

BPV banking books per currency
in EUR thousand	2017	2016
By currency
Euro	–18,446	–13,043
US Dollar	–1,417	–550
Other	1,583	–1,303

Total	–18,280	–14,896

Risk profile - FX translation result

Net banking currency exposures banking books
	Foreign Investments		Hedges		Net exposures
	2017	2016	2017	2016	2017	2016
US Dollar	2,487	2,852	4	280	2,491	3,133
Pound Sterling	667	701	–	–128	667	573
Polish Zloty	2,398	1,927	–618	–584	1,780	1,344
Australian Dollar	3,769	3,856	–2792	–3,324	977	532
Turkish Lira	1,828	2,066	–	–3	1,828	2,063
Chinese Yuan	2,762	3,012	–	–161	2,762	2,851
Korean Won	954	958	–817	–779	137	179
Indian Rupee	937	714	–	–	937	714
Brazilian Real	211	253	–	–	211	253
Russian Rouble	549	589	–154	–224	395	364
Other currency	2,828	2,863	–1,200	–1,472	1,628	1,391

Total	19,390	19,792	–5,576	–6,396	13,815	13,396

Equities Unrealised Gains and Losses in the AFS portfolio
	2017	2016
Gross unrealised gains	2,478	2,675
Gross unrealised losses	–4	–19

Total	2,474	2,656

Real Estate market risk exposure in banking books (by geographic area and sector type)
	2017	2016		2017	2016
Continent			Sector
Europe	827	969	Residential	72	104
Americas	25	36	Office	785	895
Australia	0	0	Retail	8	19
Asia	0	0	Industrial	12	18
Other	82	104	Other	57	72

Total	934	1,109	Total	934	1,108

Risk profile ,overnight VaR

1d VaR for Internal Model Approach trading portfolios[1]
amounts in millions of euros	Minimum		Maximum		Average		Year end
	2017	2016	2017	2016	2017	2016	2017	2016

Interest rate	3	3	8	10	4	5	4	5
Equity and commodity	1	2	4	11	3	5	2	4
Foreign exchange	1	1	4	5	2	2	1	2
Credit spread	3	4	7	11	5	6	4	7
Diversification[2]					–7	–7	–6	–12

Total VaR	4	5	9	22	6	11	5	6

[1]	CVA risk is not included in VaR.
[2]	The total VaR for the columns Minimum and Maximum cannot be calculated by taking the sum of the individual components since the observations for both the individual markets as well as total VaR may occur on different dates.

EU MR3: Internal Model Approach values for trading portfolios
amounts in millions of euros		2017	2016
VaR (10 day 99%)
1	Maximum value	43	64
2	Average value	22	33
3	Minimum value	14	9
4	Period end	17	36
Stressed VaR (10 day 99%)
5	Maximum value	96	131
6	Average value	56	72
7	Minimum value	33	40
8	Period end	67	84
Incremental Risk Charge (99.9%)
9	Maximum value	158	292
10	Average value	114	207
11	Minimum value	78	120
12	Period end	78	120
Comprehensive Risk capital charge (99.9%)
13	Maximum value	n/a	n/a
14	Average value	n/a	n/a
15	Minimum value	n/a	n/a
16	Period end	n/a	n/a

Regulatory Capital, Market risk

EU MR1: Market risk under Standardised Approach
		2017		2016
amounts in EUR millions		RWA	Capital requirements	RWA	Capital requirements
Outright products
1	Interest rate risk (general and specific)
2	Equity risk (general and specific)
3	Foreign exchange risk	1,074	86	1,081	87
4	Commodity risk
Options
5	Simplified approach
6	Delta-plus method
7	Scenario approach
8	Securitization (specific risk)

9	Total	1,074	86	1,081	87

The market risk regulatory capital under Standardized Approach is fully driven by the foreign exchange risk in the banking books. The foreign exchange risk in the banking books in 2017 remained at comparative level to 2016.

Internal Model Approach

EU MR2-A: Market risk under Internal Model Approach

		2017		2016
amounts in EUR millions		RWA	Capital requirements	RWA	Capital requirements
1	VaR (higher of values a and b)	649	52	1,123	90
(a)	Previous day’s VaR (Article 365(1) (VaRt-1))	209	17	449	36
(b)	Average of the daily VaR (Article 365(1)) on each of the preceding sixty business days (VaRavg) x multiplication factor ((mc) in accordance with Article 366)	649	52	1,123	90
2	SVaR (higher of values a and b)	1,750	140	2,546	204
(a)	Latest SVaR (Article 365(2) (sVaRt-1))	842	67	1,054	84
(b)	Average of the SVaR (Article 365(2) during the preceding sixty business days (sVaRavg) x multiplication factor (ms) (Article 366)	1,750	140	2,546	204
3	Incremental risk charge -IRC (higher of values a and b)	1,205	96	1,910	153
(a)	Most recent IRC value (incremental default and migration risks section 3 calculated in accordance with Section 3 articles 370/371)	981	78	1,500	120
(b)	Average of the IRC number over the preceding 12 weeks	1,205	96	1,910	153
4	Comprehensive Risk Measure – CRM (higher of values a, b and c)
(a)	Most recent risk number for the correlation trading portfolio (article 377)
(b)	Average of the risk number for the correlation trading portfolio over the preceding 12- weeks
(c)	8 % of the own funds requirement in SA on most recent risk number for the correlation trading portfolio (Article 338(4))

5	Total	3,604	288	5,579	446

Foreign exchange positions, and interest rate and credit spread sensitivities

Most important foreign exchange year-end trading positions
amounts in EUR millions	2017		2016
Foreign exchange		Foreign exchange
US Dollar	–45	US Dollar	201
Polish Zloty	28	Romanian New Leu	45
South Korean Won	26	Chinese Yuan	–40
Japanese Yen	–21	South Korean Won	–22
Taiwan New Dollar	21	Czech Koruna	21

Most important interest rate and credit spread sensitivities at year–end
amounts in EUR thousands	2017		2016
Interest Rate (BPV1)		Interest Rate (BPV1)
US Dollar	141	Euro	–119
Russian Ruble	–66	South Korean Won	–44
Japanese Yen	61	Polish Zloty	–32
Taiwan New Dollar	52	Indian Rupee	–23
Polish Zloty	47	Romanian New Leu	22
Credit Spread (CSO12)		Credit Spread (CSO12)
United States	341	United States	333
Supranational	–92	Germany	173
India	–78	Belgium	74
France	63	India	–38
Netherlands	–60	Poland	–38

1	Basis Point Value (BPV) measures the impact on value of a 1 basis point increase in interest rates. The figures include commodity risk in banking books.
2	Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.

Credit spread sensitivities per risk class and sector at year-end
		2017		2016
amounts in EUR thousands		Corporate	Financial Institutions	Corporate	Financial Institutions
Credit Spread (CSO11)
Risk classes
1	(AAA)	–20	–233	–3	–48
2–4	(AA)	–5	–53	–21	26
5–7	(A)	–83	–87	13	–9
8–10	(BBB)	–127	–151	–126	–154
11–13	(BB)	–78	–90	–104	–88
14–16	(B)	–14	–2	0	–9
17–22	(CCC and NPL)	–4	–1	–1	–2
Not rated		0	0	1	1

Total		–331	–618	–241	–283

1	Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.

Various funding sources

ING Bank Funding Mix
	2017	2016

Funding type
Retail deposits	51%	51%
Corporate & other deposits	22%	21%
Interbank (incl. central bank)	5%	5%
Lending/repurchase agreement	6%	5%
Public debt	14%	16%
Subordinated debt	2%	2%

Total	100%	100%